CONSOLIDATED STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Mar. 31, 2017	Mar. 31, 2016
Revenue	$ 4,841,528	$ 3,007,538	$ 10,021,722	$ 5,954,287	$ 12,763,630	$ 7,088,806
Cost of Goods Sold	2,753,879	1,896,112	5,705,823	3,686,825	7,350,394	4,432,459
Gross Profit	2,087,649	1,111,426	4,315,899	2,267,462	5,413,236	2,656,347
Operating expenses
Sales and marketing expenses	1,818,344	1,060,390	3,488,361	2,146,389	4,428,572	2,931,870
General and administrative	877,584	1,056,741	2,967,976	1,897,515	3,164,101	6,883,287
Depreciation	96,280	90,958	192,559	180,397	359,556	318,328
Total operating expenses	2,792,208	2,208,089	6,648,896	4,224,301	7,952,229	10,133,485
Total operating loss	(704,559)	(1,096,663)	(2,332,997)	(1,956,839)	(2,538,993)	(7,477,138)
Other income (expense)
Interest income	0	4	0	102	103	97
Interest expense	(127,836)	(100,043)	(251,485)	(212,644)	(367,115)	(350,053)
Amortization of debt discount and accretion	(275,333)	(81,025)	(295,000)	(126,283)	(556,331)	(498,458)
Change in derivative liability	0	2,051	0	6,357	7,736	43,968
Total other income (expense)	(403,169)	(179,013)	(546,485)	(332,468)	(915,607)	(804,446)
Net loss	$ (1,107,728)	$ (1,275,676)	$ (2,879,482)	$ (2,289,307)	$ (3,454,600)	$ (8,281,584)
EARNINGS PER SHARE (Basic)	$ (0.06)	$ (0.08)	$ (0.15)	$ (0.15)	$ (0.22)	$ (2.19)
WEIGHTED AVERAGE SHARES OUTSTANDING (Basic)	19,778,369	15,390,421	18,877,941	15,070,758	15,550,257	3,772,941